                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 333-46922

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 9                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
     File No. 811-10155

     Amendment No. 9                                                 [X]

                        (Check appropriate box or boxes.)

                  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering:  May 1, 2005

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 1, 2005 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 1, 2005

American Century
Investments
prospectus

Class I
VP Inflation Protection Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment
Services, Inc., Distributor

[AMERICAN CENTURY INVESTMENTS LOGO AND TEXT LOGO]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Inflation Protection pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests substantially all of its assets in INVESTMENT-GRADE DEBT
SECURITIES. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities.
These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments.
Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The fund also may invest in debt securities that are not inflation-indexed. A more detailed description of the fund's investment strategies begins on page 6.

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        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES. DEBT SECURITIES RATED IN
        ONE OF THE HIGHEST FOUR CATEGORIES BY A NATIONALLY RECOGNIZED SECURITIES
        RATING ORGANIZATION ARE CONSIDERED INVESTMENT-GRADE. FOR A COMPLETE
        DESCRIPTION OF THE RATINGS SYSTEM, SEE THE STATEMENT OF ADDITIONAL
        INFORMATION.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

When Class I of the fund has investment results for a full calendar year, this section will feature charts that show Class I's

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index

If Class I had existed during the period presented, its performance would have been substantially similar to that of Class II because each represents an investment in the same portfolio of securities. However, performance of Class I would have been higher because of its lower expense ratio.

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INFLATION PROTECTION - CLASS II

[Data from bar chart]

2003           5.61%

2004           5.81%

(1)  THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE
     DISTRIBUTION FEE HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31,
     2003.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    HIGHEST                     LOWEST
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VP Inflation Protection             3.90% (1Q 2004)             -2.97% (2Q 2004)
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3

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

CLASS II
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004              1 YEAR     FUND(1)
--------------------------------------------------------------------------------
VP Inflation Protection(2)                                 5.81%      5.71%

Citigroup U.S. Inflation-Linked Securities Index(3)        8.40%      8.33%
   (reflects no deduction for fees, expenses or taxes)

Blended index (4)                                          5.78%      5.76%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR VP INFLATION PROTECTION CLASS II IS DECEMBER
     31, 2002.

(2)  THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE
     DISTRIBUTION FEE HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31,
     2003.

(3)  THE CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX IS NOT SUBJECT TO
     THE TAX CODE DIVERSIFICATION AND OTHER REGULATORY REQUIREMENTS LIMITING THE
     TYPE AND AMOUNT OF SECURITIES THAT THE FUND MAY OWN. SEE Objectives,
     Strategies and Risks, PAGE 6.

(4)  THE INDEX REPRESENTS A BLEND THAT IS 55% CITIGROUP U.S.
     INFLATION-LINKED SECURITIES INDEX, 25% CITIGROUP GOVERNMENT-SPONSORED 1-TO
     3-YEAR INDEX, AND 20% CITIGROUP 15-YEAR MORTGAGE INDEX.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

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4

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       DISTRIBUTION                 TOTAL ANNUAL
                          MANAGEMENT   AND SERVICE    OTHER         FUND OPERATING
                          FEE(1)       (12B-1) FEES   EXPENSES(2)   EXPENSES
-----------------------------------------------------------------------------------
VP Inflation Protection

  Class I                 0.49%        0.00%          0.00%         0.49%
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(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
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VP Inflation Protection

  Class I                       $50          $157          $274          $615
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5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities.
These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments.
Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The fund also may invest in debt securities that are not inflation-indexed. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S.
government, its agencies or instrumentalities, corporations or other non-governmental issuers.

Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), are
supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie
Mac"), and the Federal Home Loan Bank ("FHLB") are not guaranteed by the U.S.
Treasury or supported by the full faith and credit of the U.S. government.
However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such instruments are in keeping with the fund's investment objective. The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The portfolio manager is not limited to a specific weighted average maturity range. However, the portfolio manager monitors the fund's weighted average maturity and seeks to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors. For instance, during periods of rising interest rates, the portfolio manager may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, he may adopt a longer portfolio maturity.

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6

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the value of such securities owned by the fund. Generally, when real interest rates rise, the value of these securities will decline. The opposite is true when real interest rates decline.

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        THE REAL INTEREST RATE IS THE CURRENT MARKET INTEREST RATE MINUS THE
        MARKET'S INFLATION EXPECTATIONS.

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated investment grade or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the fund's assets may be invested in securities issued by the same entity, such as the U.S. Treasury. Because the number of inflation-adjusted debt securities issued by other entities is limited, the fund may have a substantial position in non-inflation-adjusted securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.

The fund invests in mortgage- and asset-backed securities. When borrowers refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by the fund, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower.
Because of this prepayment risk, the fund may benefit less from declining interest rates than other funds.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

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7

The fund may invest in inflation-indexed securities issued by foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

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8

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio manager decides which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio manager calculates the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how the portfolio manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                            AMOUNT          PERCENT OF    REMAINING    WEIGHTED
                            OF SECURITY     PORTFOLIO     MATURITY     MATURITY
                            OWNED
--------------------------------------------------------------------------------
Debt Security A             $100,000        25%           4 years      1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000        75%           12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                              10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

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9

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

        [graphic of triangle]

        THE LONGER A FUND'S WEIGHTED AVERAGE MATURITY, THE MORE SENSITIVE IT IS
        TO INTEREST RATE CHANGES.

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The portfolio manager does not invest solely on the basis of a debt security's credit rating; he also considers other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment and a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

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10

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004                  CLASS I
--------------------------------------------------------------------------------
VP Inflation Protection Fund                                             0.49%
--------------------------------------------------------------------------------

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11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997 when he became a portfolio manager. He joined American
Century in October 1991. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation and his ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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12

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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13

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

------
14

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
15

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

------
16

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Class I and Class II. The shares offered by this prospectus are Class I shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

------
17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in the share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
18

VP INFLATION PROTECTION FUND
Class I

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.24
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.48
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.72
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
   From Net Investment Income                                           (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.55
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                                      7.37%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       0.49%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    3.52%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 108%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $11,319
--------------------------------------------------------------------------------

(1)  MAY 7, 2004 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2004.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED DECEMBER 31, 2004.

------
19

NOTES

------
20

NOTES

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professionals Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at www.sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505
SH-PRS-42200

May 1, 2005

American Century Investments
prospectus

Class II
VP Inflation Protection Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Inflation Protection pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests substantially all of its assets in INVESTMENT-GRADE DEBT
SECURITIES. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities.
These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments.
Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The fund also may invest in debt securities that are not inflation-indexed. A more detailed description of the fund's investment strategies begins on page 5.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES. DEBT SECURITIES RATED IN
        ONE OF THE HIGHEST FOUR CATEGORIES BY A NATIONALLY RECOGNIZED SECURITIES
        RATING ORGANIZATION ARE CONSIDERED INVESTMENT-GRADE. FOR A COMPLETE
        DESCRIPTION OF THE RATINGS SYSTEM, SEE THE STATEMENT OF ADDITIONAL
        INFORMATION.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart below. Had they been included, returns presented below would have been lower.

VP INFLATION PROTECTION - CLASS II

[Data from bar chart]

2003           5.61%

2004           5.81%

(1)  THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE
     DISTRIBUTION FEE HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31,
     2003.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    HIGHEST                     LOWEST
--------------------------------------------------------------------------------
VP Inflation Protection             3.90% (1Q 2004)             -2.97% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Class
II shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

CLASS II
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004              1 YEAR     FUND(1)
--------------------------------------------------------------------------------
VP Inflation Protection(2)                                 5.81%      5.71%

Citigroup U.S. Inflation-Linked Securities Index(3)        8.40%      8.33%
   (reflects no deduction for fees, expenses or taxes)

Blended index(4)                                           5.78%      5.76%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR VP INFLATION PROTECTION CLASS II IS DECEMBER
     31, 2002.

(2)  THE TOTAL RETURN FOR CLASS II WOULD HAVE BEEN LOWER IF THE
     DISTRIBUTION FEE HAD NOT BEEN WAIVED FROM DECEMBER 31, 2002 TO MARCH 31,
     2003.

(3)  THE CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX IS NOT SUBJECT TO
     THE TAX CODE DIVERSIFICATION AND OTHER REGULATORY REQUIREMENTS LIMITING THE
     TYPE AND AMOUNT OF SECURITIES THAT THE FUND MAY OWN. SEE Objectives,
     Strategies and Risks, PAGE 5.

(4)  THE INDEX REPRESENTS A BLEND THAT IS 55% CITIGROUP U.S.
     INFLATION-LINKED SECURITIES INDEX, 25% CITIGROUP GOVERNMENT-SPONSORED 1-TO
     3-YEAR INDEX, AND 20% CITIGROUP 15-YEAR MORTGAGE INDEX.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

------
3

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                DISTRIBUTION                    TOTAL ANNUAL
                 MANAGEMENT     AND SERVICE       OTHER         FUND OPERATING
                 FEE(1)         (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
--------------------------------------------------------------------------------
VP Inflation
Protection

  Class II       0.49%          0.25%             0.00%         0.74%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  THE 12B-1 FEE IS USED TO COMPENSATE INSURANCE COMPANIES FOR
     DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE
     Rule 12b-1 Fees, PAGE 15.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. They do not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
VP Inflation Protection

  Class II                       $75          $236          $411          $916
--------------------------------------------------------------------------------

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4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities.
These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments.
Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The fund also may invest in debt securities that are not inflation-indexed. Such investments may include other investment-grade debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S.
government, its agencies or instrumentalities, corporations or other non-governmental issuers.

Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), are
supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie
Mac"), and the Federal Home Loan Bank ("FHLB") are not guaranteed by the U.S.
Treasury or supported by the full faith and credit of the U.S. government.
However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such instruments are in keeping with the fund's investment objective. The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The portfolio manager is not limited to a specific weighted average maturity range. However, the portfolio manager monitors the fund's weighted average maturity and seeks to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors. For instance, during periods of rising interest rates, the portfolio manager may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, he may adopt a longer portfolio maturity.

------
5

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the value of such securities owned by the fund. Generally, when real interest rates rise, the value of these securities will decline. The opposite is true when real interest rates decline.

        [graphic of triangle]

        THE REAL INTEREST RATE IS THE CURRENT MARKET INTEREST RATE MINUS THE
        MARKET'S INFLATION EXPECTATIONS.

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated investment grade or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the fund's assets may be invested in securities issued by the same entity, such as the U.S. Treasury. Because the number of inflation-adjusted debt securities issued by other entities is limited, the fund may have a substantial position in non-inflation-adjusted securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.

The fund invests in mortgage- and asset-backed securities. When borrowers refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by the fund, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower.
Because of this prepayment risk, the fund may benefit less from declining interest rates than other funds.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

------
6

The fund may invest in inflation-indexed securities issued by foreign governments, agencies or instrumentalities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

------
7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U. S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio manager decides which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how the portfolio manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

        [graphic of triangle]

        THE LONGER A FUND'S WEIGHTED AVERAGE MATURITY, THE MORE SENSITIVE IT IS
        TO INTEREST RATE CHANGES.

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The portfolio manager does not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment and a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2004                 CLASS II
--------------------------------------------------------------------------------

VP Inflation Protection Fund                                            0.49%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the fund.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

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10

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997 when he became a portfolio manager. He joined American
Century in October 1991. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation and his ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

FEES AND EXPENSES

The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.

Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century's transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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11

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available.
Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American
Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. However, this fund is sold exclusively as an underlying investment vehicle for insurance products purchased by clients of insurance companies. American Century cannot identify individuals who are engaging in abusive trading practices because the insurance companies offering the fund have the exclusive relationship with, and maintain the account records of, the individuals directing trading activity in the fund. Therefore, American
Century monitors aggregate trades placed by the insurance company separate accounts, and seeks to work with each insurance company to discourage its clients from engaging in abusive trading practices and to impose restrictions on the frequency of round-trip trades. There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

------
12

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

------
13

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions from capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

------
14

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Class I and Class II. The shares offered by this prospectus are Class II shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I and Class II shares have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

RULE 12B-1 FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Class II shares have a 12b-1 Plan. Under the Plan, the fund's Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION PLAN in the
statement of additional information.

------
15

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
16

VP INFLATION PROTECTION FUND
Class II

OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------
                                         2004         2003         2002(1)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $10.31       $10.00       $10.00
------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(2)              0.35         0.24         -(3)
--------------------------------------
   Net Realized and Unrealized Gain      0.25         0.31         -(3)
------------------------------------------------------------------------------
   Total From Investment Operations      0.60         0.55         -(3)
------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.35)       (0.24)       -(3)
--------------------------------------
   From Net Realized Gains               (0.01)       -(3)         -
------------------------------------------------------------------------------
   Total Distributions                   (0.36)       (0.24)       -(3)
------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.55       $10.31       $10.00
------------------------------------------------------------------------------
   TOTAL RETURN(4)                       5.81%        5.61%        0.00%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.74%        0.74%(5)     0.50%(5)(6)
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets             3.40%        2.00%(5)     0.25%(5)(6)
--------------------------------------
Portfolio Turnover Rate                  108%         198%         0%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $199,885     $33,829      $3,000
------------------------------------------------------------------------------

(1)  FOR THE ONE DAY ENDED DECEMBER 31, 2002 (INCEPTION).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ACIM WAIVED THE DISTRIBUTION FEE FROM DECEMBER 31, 2002 THROUGH MARCH
     31, 2003. IN ABSENCE OF THE WAIVER, THE ANNUALIZED RATIOS OF OPERATING
     EXPENSES TO AVERAGE NET ASSETS AND NET INVESTMENT INCOME TO AVERAGE NET
     ASSETS WOULD HAVE BEEN 0.75% AND 1.99% FOR THE YEAR ENDED DECEMBER 31, 2003
     AND 0.75% AND 0.00% FOR THE PERIOD ENDED DECEMBER 31, 2002, RESPECTIVELY.

(6)  ANNUALIZED.

------
17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below, or online at American Century's Investment
Professionals Web site at ipro.americancentury.com.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at www.sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0505
SH-PRS-42206

May 1, 2005

American Century Investments
statement of additional information

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S
PROSPECTUSES, DATED MAY 1, 2005, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT THE
INSURANCE COMPANY FROM WHICH YOU PURCHASED THE FUND OR CONTACT US AT ONE OF THE
ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL
OR SEMIANNUAL REPORT BY CALLING 1-800-378-9878.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------
1

THE FUND'S HISTORY

American Century Variable Portfolios II, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on
September 19, 2000. Throughout this statement of additional information, we refer to American Century Variable Portfolios II, Inc. as the Corporation.

The fund described in this statement of additional information is a separate series of the Corporation. The Corporation may issue other series; each fund would operate for many purposes as if it were an independent company from any such future series. The fund has its own investment objective, strategy, management team, assets and tax identification and stock registration numbers.

FUND                                                           INCEPTION DATE
-----------------------------------------------------------------------------
VP Inflation Protection Fund
  Class I                                                       05/07/04
-----------------------------------------------------------------------------
  Class II                                                      12/31/02
-----------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the prospectus.

VP Inflation Protection is diversified as defined in the Investment Company Act of 1940. Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities).

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

VP Inflation Protection

VP Inflation Protection pursues its investment objective by investing in inflation-indexed U.S. Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S.
Treasury to provide protection against inflation. Inflation-indexed securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-indexed securities issued by entities other than the U.S.
Treasury or the U.S. government and its agencies and instrumentalities, including foreign inflation-indexed securities. VP Inflation Protection also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return purposes, or if at any time the portfolio managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Such investments may include other investment-grade

------
2

debt securities, including mortgage-backed and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. The fund also may invest in nonleveraged futures and options and forward currency exchange contracts. VP Inflation
Protection's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While VP
Inflation Protection seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity or duration restrictions for the securities in which VP
Inflation Protection may invest. The U.S. Treasury has issued inflation-indexed
Treasury securities with five-year, 10-year and 30-year maturities.

VP Inflation Protection may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of the money invested. VP Inflation Protection is designed to serve as a vehicle to protect against this diminishing effect.

VP Inflation Protection is designed to provide total return consistent with an investment in inflation-indexed securities. VP Inflation Protection's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-indexed securities. The current income generated by VP Inflation Protection will vary with month-to-month changes in the Consumer Price Index or other inflation index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled
INVESTMENT STRATEGIES AND RISKS below. You should read that section carefully to make sure you understand the nature of VP Inflation Protection before you invest in the fund.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the portfolio managers can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to the fund's overall risk profile.

Commercial Paper

Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations and foreign governments and their agencies and instrumentalities. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.

                 MOODY'S INVESTORS   STANDARD   DUFF &        FITCH INVESTORS
                 SERVICE, INC.       & POOR'S   PHELPS, INC.  SERVICE, INC.
--------------------------------------------------------------------------------
Highest Ratings  Prime-1             A-1/A-1+   D-1/D-1+      F-1/F-1+
--------------------------------------------------------------------------------
                 Prime-2             A-2        D-2           F-2
--------------------------------------------------------------------------------
                 Prime-3             A-3        D-3           F-3
--------------------------------------------------------------------------------

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Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan Chase Bank and First Union
National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation. CP issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC), created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper to purchase receivables or other financial assets from one or more corporations (sellers). The sellers transfer their interest in the receivables or other financial assets to the SPC, and the cash flow from the receivables or other financial assets is used to pay interest and principal on the commercial paper. Letters of credit or other forms of credit enhancement may be available to cover the risk that the cash flow from the receivables or other financial assets will not be sufficient to cover the maturing commercial paper.

U.S. Government Securities

The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

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A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

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5

Repurchase agreements maturing in more than seven days would count toward the fund's 15% limit on illiquid securities.

Portfolio Lending

In order to realize additional income, the portfolio managers may lend portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, VP Inflation Protection will not commit more than 35% of its total assets to when-issued or forward commitment agreements (including dollar rolls or buy/sell back transactions). If fluctuations in the value of securities held cause more than 35% of the fund's total assets to be committed under such agreements, the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 35% of total assets.

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities when they present attractive investment opportunities that otherwise meet the fund's criteria for

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selection. "Restricted securities" include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered
"restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. The fund will not acquire illiquid securities if, as a result, illiquid securities would comprise more than 15% of the value of the fund's net assets.

Foreign Currency Transactions and Forward Exchange Contracts

The fund may conduct foreign currency transactions on a spot basis (i.e., cash)
or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. The fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  SETTLEMENT HEDGES OR TRANSACTION HEDGES. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as "anticipatory hedging."

(2)  POSITION HEDGES. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the
     U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount

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7

     approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.
     This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

     At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
     Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING CURRENCY EXPOSURE. A fund may also enter into forward contracts to shift its investment exposure from one currency into another.
     This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the
     Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to
a

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8

currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Zero-Coupon U.S. Treasury Securities and their Equivalents

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market- place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks, the Federal Farm Credit Banks, and the Student Loan Marketing
Association.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit pledge of the U.S.
government, while others are guaranteed only by the issuing agency. Agency securities

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9

typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

Mortgage-Backed Securities

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

The fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans

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10

(GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes
(MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects
(PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans
(buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage

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11

insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by
Freddie Mac are not backed by the full faith and credit pledge of the U.S.
government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche - known as a companion bond, support or non-PAC bond - that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

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STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. The credit quality of
CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Rating agencies that rate the individual classes of the deal determine the amount of subordination of a particular class. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

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13

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Mortgage Dollar Rolls

The fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the
"roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase
(often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in short term investments and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

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14

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by a fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of the underlying loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Derivative Securities

To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities are described more accurately as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper
(ABCP), commercial and residential mortgage-backed securities (MBS), collateralized mortgage obligations (CMO), collateralized debt obligations
(CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in structured securities generally involve a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are also subject to

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15

such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

The fund may buy structured investments based on unleveraged structures, provided the security has investment characteristics consistent with the particular fund's investment policies, and represents an interest in a pool of financial assets that are permitted investments of that fund.

Some derivative securities are in many respects like any other debt security, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Swap Agreements

The fund may invest in swap agreements, consistent with its investment objective and strategies. The fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase

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in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The fund may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the fund by the Internal Revenue Code may limit the fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, VP Inflation Protection may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money Market funds.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor.

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17

Other Investment Companies

The fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.
Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to:

(a)  3% of the total voting stock of any one investment company;

(b)  5% of the fund's total assets with respect to any one investment company; and

(c)  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

The fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the NASDAQ - 100 index - tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Debt Securities

VP Inflation Protection may invest in debt securities of U.S. companies when the portfolio managers believe such securities represent an attractive investment for the fund. The value of the debt securities in which the fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations.
Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of VP Inflation Protection's investments in debt securities of U.S. companies will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of the fund, these changes may impact the net asset value of the fund's shares.

Inflation-Indexed Securities

VP Inflation Protection may purchase inflation-indexed securities issued by the
U.S. Treasury, U.S. government agencies and instrumentalities other than the
U.S. Treasury, and other entities (such as corporations and foreign governments). Inflation-indexed securities

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18

are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates
(the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of VP Inflation
Protection will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, VP Inflation Protection's net asset value could be negatively affected.

INFLATION-INDEXED U.S. TREASURY SECURITIES

Inflation-indexed U.S. Treasury securities are securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed U.S.
Treasury securities may be issued in either note or bond form. Inflation-indexed
U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX - The principal value of inflation-indexed U.S.
Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S.
Treasury securities is the non-seasonally adjusted U.S. City Average All Items
Consumer Price Index for All Urban Consumers (Consumer Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor Statistics. The index for other inflation-indexed securities may be different.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY - The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer
Price Index. The principal and/or interest value of other inflation-indexed securities will be adjusted to account for changes in the applicable index.
Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

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TAXATION - The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation.

Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently.
Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

VP Inflation Protection, however, distributes all income on a monthly basis.
Investors in VP Inflation Protection will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's portfolio. An investment in VP Inflation
Protection may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see TAXES, page
47.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and instrumentalities other than the U.S.
Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed Treasury securities described above.

OTHER ENTITIES

Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-linked securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

Futures and Options

The fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

------
20

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it

------
21

appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the fund may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums, or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

TRACERS(SM)/TRAINS(SM)

The fund may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities.
Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an

------
22

underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The fund's fundamental investment policies are set forth below. These investment policies and the fund's investment objectives set forth in its prospectus may not be changed without approval of a majority of the outstanding votes of the fund's investors, as determined in accordance with the Investment Company Act.

SUBJECT         POLICY
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as
Securities      permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary
                or emergency purposes (not for leveraging or investment)
                in an amount exceeding 33-1/3% of the fund's total assets
                (including the amount borrowed) less liabilities
                (other than borrowings).
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan
                if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the
                purchase of debt securities in accordance with its
                investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect
                to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless
                acquired as a result of ownership of securities or
                other instruments. This policy shall not prevent a
                fund from investing in securities or other instruments
                backed by real estate or securities of companies
                that deal in real estate or are engaged in the real
                estate business.
--------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in
                securities of issuers in a particular industry (other
                than securities issued or guaranteed by the U.S.
                government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities
                issued by others, except to the extent that the fund
                may be considered an underwriter within the meaning
                of the Securities Act of 1933 in the disposition
                of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities
                unless acquired as a result of ownership of securities
                or other instruments, provided that this limitation shall
                not prohibit the fund from purchasing or selling options
                and futures contracts or from investing in securities or
                other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising
                control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans.
Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments
(such

------
23

as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25%
or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT            POLICY
--------------------------------------------------------------------------------
Leveraging         A fund may not purchase additional investment
                   securities at any time during which outstanding
                   borrowings exceed 5% of the total assets
                   of the fund.
--------------------------------------------------------------------------------
Futures            A fund may enter into futures contracts and write
and                and buy put and call options relating to futures contracts.
Options            A fund may not, however, enter into leveraged futures
                   transactions if it would be possible for the fund to lose
                   more than the notional value of the investment.
--------------------------------------------------------------------------------
Liquidity          A fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 15%
                   of its net assets would be invested in illiquid securities
                   (illiquid securities include repurchase agreements not
                   entitling the holder to payment of principal and interest
                   within seven days) and in securities that are illiquid
                   by virtue of legal or contractual restrictions on resale
                   or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales        A fund may not sell securities short, unless it owns
                   or has the right to obtain securities equivalent in kind
                   and amount to the securities sold short, and provided
                   that transactions in futures contracts and options are
                   not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin             A fund may not purchase securities on margin, except
                   to obtain such short-term credits as are necessary
                   for the clearance of transactions, and provided that
                   margin payments in connection with futures contracts
                   and options on futures contracts shall not constitute
                   purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or their investment practices or policies.

------
24

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit;

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities; and

*  other money market funds.

PORTFOLIO TURNOVER

The portfolio turnover rate of VP Inflation Protection is listed in the
Financial Highlights table in the prospectus.

MANAGEMENT

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. The independent directors have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS);
and the fund's transfer agent, American Century Services, LLC (ACS LLC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly-owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

                                                                   NUMBER OF
                                      LENGTH   PRINCIPAL           PORTFOLIOS IN  OTHER
                        POSITION(S)   OF TIME  OCCUPATION(S)       FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS           HELD WITH     SERVED   DURING PAST         OVERSEEN BY    HELD BY
(YEAR OF BIRTH)         FUND          (YEARS)  5 YEARS             DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------
William M. Lyons        Director      7        Chief Executive     33             None
4500 Main Street                               Officer, ACC
Kansas City, MO 64111                          (September 2000
(1955)                                         to present)
                                               President, ACC
                                               (June 1997
                                               to present)
                                               Chief Operating
                                               Officer, ACC
                                               (June 1996 to
                                               September 2000)
                                               Also serves as:
                                               Chief Executive
                                               Officer and
                                               President, ACIS,
                                               ACGIM, ACIM
                                               and other ACC
                                               subsidiaries
                                               Executive Vice
                                               President, ACS LLC
                                               Director, ACC,
                                               ACGIM, ACIM, ACIS,
                                               ACS LLC and other
                                               ACC subsidiaries
------------------------------------------------------------------------------------------------

------
25

                                                                          NUMBER OF
                                         LENGTH    PRINCIPAL              PORTFOLIOS IN    OTHER
                           POSITION(S)   OF TIME   OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS              HELD WITH     SERVED    DURING PAST            OVERSEEN BY      HELD BY
(YEAR OF BIRTH)            FUND          (YEARS)   5 YEARS                DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------
Independent Directors
---------------------------------------------------------------------------------------------------------
Antonio Canova             Trustee       Less      Chief Financial        33               None
1665 Charleston Road                     than      Officer, BROCADE
Mountain View, CA 94043                  one       COMMUNICATIONS
(1961)                                   year      SYSTEMS, INC.
                                                   (May 2001
                                                   to present)
                                                   Vice President,
                                                   Administration
                                                   BROCADE
                                                   COMMUNICATIONS
                                                   SYSTEMS, INC.
                                                   (November 2004
                                                   to present)
                                                   Vice President,
                                                   Finance BROCADE
                                                   COMMUNICATIONS
                                                   SYSTEMS, INC.
                                                   (November 2000
                                                   to November 2004)
                                                   Vice President,
                                                   Chief Financial
                                                   Officer and
                                                   Secretary,
                                                   WIRELESS INC.
                                                   (April 2000 to
                                                   November 2000)
---------------------------------------------------------------------------------------------------------
Albert Eisenstat           Director      9         Retired,               33               Independent
1665 Charleston Road                               Private                                 Director,
Mountain View, CA 94043                            Investor                                SUNGARD
(1930)                                                                                     DATA SYSTEMS
                                                                                           (1991 to
                                                                                           present)
                                                                                           Independent
                                                                                           Director,
                                                                                           BUSINESS
                                                                                           OBJECTS S/A
                                                                                           (1994 to
                                                                                           present)
                                                                                           Independent
                                                                                           Director
                                                                                           COMMERCIAL
                                                                                           METALS
                                                                                           (1983-2001)
---------------------------------------------------------------------------------------------------------
John Freidenrich           Director      Less      Member and             33               None
1665 Charleston Road                     than      Manager, REGIS
Mountain View, CA 94043                  1 year    MANAGEMENT
(1937)                                             COMPANY, LLC
                                                   (April 2004
                                                   to present)
                                                   Partner and Founder,
                                                   BAY PARTNERS
                                                   (Venture capital firm,
                                                   1976 to present)
                                                   Partner and Founder,
                                                   WARE & FREIDENRICH
                                                   (1968 to present)
---------------------------------------------------------------------------------------------------------
Ronald J. Gilson           Director,     9         Charles J. Meyers      33               None
1665 Charleston Road       Chairman                Professor of
Mountain View, CA 94043    of the                  Law and
(1946)                     Board                   Business, STANFORD
                                                   LAW SCHOOL
                                                   (1979 to present)
                                                   Marc and Eva
                                                   Stern Professor
                                                   of Law and
                                                   Business, COLUMBIA
                                                   UNIVERSITY SCHOOL
                                                   OF LAW
                                                   (1992 to present)
---------------------------------------------------------------------------------------------------------
Kathryn A. Hall            Director      3         Co-Chief Executive     33               None
1665 Charleston Road                               Officer and Chief
Mountain View, CA 94043                            Investment Officer,
(1957)                                             OFFIT HALL CAPITAL
                                                   MANAGEMENT, LLC
                                                   (April 2002 to present)
                                                   President and
                                                   Managing Director,
                                                   LAUREL MANAGEMENT
                                                   COMPANY, L.L.C.
                                                   (1996 to April 2002)
---------------------------------------------------------------------------------------------------------
Myron S. Scholes           Director      24        Chairman, OAK          33               Director,
1665 Charleston Road                               HILL PLATINUM                           DIMENSIONAL
Mountain View, CA 94043                            PARTNER, and                            FUND ADVISORS
(1941)                                             a Partner,                              (investment
                                                   OAK HILL CAPITAL                        advisor, 1982
                                                   MANAGEMENT,                             to present)
                                                   (1999 to present)                       Director,
                                                   Frank E. Buck                           CHICAGO
                                                   Professor of                            MERCANTILE
                                                   Finance-Emeritus,                       EXCHANGE
                                                   STANFORD GRADUATE                       (2000 to
                                                   SCHOOL OF BUSINESS                      present)
                                                   (1981 to present)
---------------------------------------------------------------------------------------------------------

------
26

                                                                          NUMBER OF
                                        LENGTH     PRINCIPAL              PORTFOLIOS IN   OTHER
                           POSITION(S)  OF TIME    OCCUPATION(S)          FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS              HELD WITH    SERVED     DURING PAST            OVERSEEN BY     HELD BY
(YEAR OF BIRTH)            FUND         (YEARS)    5 YEARS                DIRECTOR        DIRECTOR
-----------------------------------------------------------------------------------------------------------
Independent Directors
-----------------------------------------------------------------------------------------------------------
Kenneth E. Scott          Director       33        Ralph M. Parsons       33              None
1665 Charleston Road                               Professor of Law
Mountain View, CA 94043                            and Business,
(1928)                                             STANFORD LAW
                                                   SCHOOL
                                                   (1972 to present)
-----------------------------------------------------------------------------------------------------------
John B. Shoven            Director       2         Professor of           33              Director, CADENCE
1665 Charleston Road                               Economics,                             DESIGN SYSTEMS
Mountain View, CA 94043                            STANFORD UNIVERSITY                    (1992 to present)
(1947)                                             (1977 to present)                      Director, WATSON
                                                                                          WYATT WORLDWIDE
                                                                                          (2002 to present)
                                                                                          Director,
                                                                                          PALMSOURCE INC.
                                                                                          (2002 to present)
-----------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers         Director       20        Retired, Director      33              Director, QUINTUS
1665 Charleston Road                               and Partner,                           CORPORATION
Mountain View, CA 94043                            WINDY HILL                             (automation
(1945)                                             PRODUCTIONS, LP                        solutions, 1995
                                                   (educational                           to present)
                                                   software,
                                                   1994 to 1998)
-----------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------
William M. Lyons          President      4         See entry above        Not             See entry above
4500 Main Street                                   under "Interested      applicable      under
Kansas City, MO 64111                              Directors."                            "Interested
(1955)                                                                                     Directors."
-----------------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive      9         Chief Administrative   Not             Not
4500 Main St.             Vice                     Officer, ACC           applicable      applicable
Kansas City, MO 64111     President                (August 1997
(1946)                                             to present)
                                                   Chief Financial
                                                   Officer, ACC
                                                   (May 1995 to
                                                   October 2002)
                                                   Executive Vice
                                                   President, ACC
                                                   (May 1995
                                                   to present)
                                                   Also serves as:
                                                   Chief Executive
                                                   Officer, Chief
                                                   Financial Officer
                                                   and President,
                                                   ACS LLC
                                                   Chief Financial
                                                   Officer and
                                                   Executive Vice
                                                   President, ACGIM,
                                                   ACIM, ACIS and
                                                   other ACC
                                                   subsidiaries,
                                                   Treasurer, ACGIM,
                                                   ACIM and other
                                                   ACC subsidiaries
                                                   Director, ACC and
                                                   other subsidiaries
-----------------------------------------------------------------------------------------------------------
Maryanne Roepke           Senior Vice    4         Assistant              Not             Not
4500 Main St.             President,               Treasurer, ACC         applicable      applicable
Kansas City, MO 64111     Treasurer                (January 1995
(1956)                    and Chief                to present)
                          Accounting               Also serves as:
                          Officer                  Senior Vice
                                                   President, ACS LLC
                                                   Assistant Treasurer,
                                                   ACGIM, ACIM,
                                                   ACIS, ACS LLC
                                                   and other ACC
                                                   subsidiaries
-----------------------------------------------------------------------------------------------------------
David C. Tucker           Senior Vice    6         Vice President         Not             Not
4500 Main St.             President                and General            applicable      applicable
Kansas City, MO 64111     and                      Counsel, ACC
(1958)                    General                  (June 1998
                          Counsel                  to present)
                                                   Also serves as:
                                                   Senior Vice
                                                   President and
                                                   General Counsel,
                                                   ACGIM, ACIM,
                                                   ACIS, ACS LLC
                                                   and other ACC
                                                   subsidiaries
-----------------------------------------------------------------------------------------------------------

------
27

                                                                         NUMBER OF
                                           LENGTH   PRINCIPAL            PORTFOLIOS IN  OTHER
                          POSITION(S)      OF TIME  OCCUPATION(S)        FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS             HELD WITH        SERVED   DURING PAST          OVERSEEN BY    HELD BY
(YEAR OF BIRTH)           FUND             (YEARS)  5 YEARS              DIRECTOR       DIRECTOR
-----------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------
Charles C.S. Park         Vice             4        Chief Compliance     Not            Not
4500 Main St.             President                 Officer, ACS LLC,    applicable     applicable
Kansas City, MO 64111     and                       ACIM and ACGIM
(1967)                    Chief            less     (March 2005
                          Compliance       than     to present)
                          Officer          1 year   Vice President,
                                                    ACS LLC
                                                    (February 2000
                                                    to present)
                                                    Assistant General
                                                    Counsel, ACS LLC
                                                    (January 1998
                                                    to March 2005)
-----------------------------------------------------------------------------------------------------
C. Jean Wade              Controller(1)    8        Vice President,      Not            Not
4500 Main St.                                       ACS LLC              applicable     applicable
Kansas City, MO 64111                               (February 2000
(1964)                                              to present)
                                                    Controller-
                                                    Investment
                                                    Accounting,
                                                    ACS LLC
                                                    (June 1997
                                                    to present)
-----------------------------------------------------------------------------------------------------
Robert Leach              Controller       8        Vice President,      Not            Not
4500 Main St.                                       ACS LLC              applicable     applicable
Kansas City, MO 64111                               (February 2000
(1966)                                              to present)
                                                    Controller-Fund
                                                    Accounting,
                                                    ACS LLC
                                                    (June 1997
                                                    to present)
-----------------------------------------------------------------------------------------------------
Jon Zindel                Tax Officer      7        Vice President,      Not            Not
4500 Main St.                                       Corporate Tax,       applicable     applicable
Kansas City, MO 64111                               ACS LLC
(1967)                                              (April 1998
                                                    to present)
                                                    Also serves as:
                                                    Vice President,
                                                    ACC, ACGIM,
                                                    ACIM, ACIS
                                                    and other
                                                    ACC subsidiaries
-----------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the fund on behalf of its investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the fund and may amend and repeal them to the extent that such bylaws do not reserve that right to the fund's investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the fund, to any committee of the board and to any agent or employee of the fund or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the fund made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the fund, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the fund's advisor.

------
28

Board Review of Investment Management Contracts

The Board of Directors oversees the fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. The advisor provides the board with monthly, quarterly or annual analyses of its performance in the following areas:

*  Investment performance of the fund (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities).

Leaders of the fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of the fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of the advisor's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered the advisor's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

------
29

Committees

The board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                  MEETINGS
                                                                                  HELD
                                                                                  DURING
                                                                                  LAST
                                                                                  FISCAL
COMMITTEE    MEMBERS                      FUNCTION                                YEAR
------------------------------------------------------------------------------------------
Audit        Kenneth E. Scott             The Audit Committee approves            5
             Antonio Canova               the engagement of the fund's
             Albert Eisenstat             independent registered public
             Ronald J. Gilson             accounting firm, recommends
             Jeanne D. Wohlers            approval of such engagement
                                          to the independent directors
                                          and oversees the activities of
                                          the fund's independent registered
                                          public accounting firm. The
                                          committee receives reports from
                                          the advisor's Internal Audit
                                          Department, which is accountable
                                          to the committee. The committee
                                          also receives reporting about
                                          compliance matters affecting
                                          the Corporation.
------------------------------------------------------------------------------------------
Corporate    Ronald J. Gilson             The Corporate Governance                3
Governance   John Freidenrich             Committee reviews board
             John B. Shoven               procedures and committee
                                          structures. It also considers
                                          and recommends individuals
                                          for nomination as directors.
                                          The names of potential director
                                          candidates may be drawn from
                                          a number of sources, including
                                          recommendations from members
                                          of the board, management (in the
                                          case of interested directors only)
                                          and shareholders. Shareholders may
                                          submit director nominations to the
                                          Corporate Secretary, American
                                          Century Funds, P. O. Box 410141,
                                          Kansas City, MO 64141.  All such
                                          nominations will be forwarded to the
                                          committee for consideration.  The
                                          committee also may recommend
                                          the creation of new committees,
                                          evaluate the membership structure
                                          of new and existing committees,
                                          consider the frequency and duration
                                          of board and committee meetings
                                          and otherwise evaluate the
                                          responsibilities, processes,
                                          resources, performance and
                                          compensation of the board.
------------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes             The Portfolio Committee reviews         5
             John Freidenrich             quarterly the investment activities
             Kathryn A. Hall              and strategies used to manage
             William M. Lyons (ad hoc)    fund assets. The committee
                                          regularly receives reports from
                                          portfolio managers, credit analysts
                                          and other investment personnel
                                          concerning the fund's investments.
------------------------------------------------------------------------------------------
Quality      John B. Shoven               The Quality of Service Committee        5
of           Ronald J. Gilson             reviews the level and quality of
Service      William M. Lyons (ad hoc)    transfer agent and administrative
                                          services provided to the fund and
                                          its shareholders. It receives and
                                          reviews reports comparing those
                                          services to those of fund
                                          competitors and seeks to improve
                                          such services where feasible
                                          and appropriate.
------------------------------------------------------------------------------------------

Compensation of Directors

The directors serve as directors for eight American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

------
30

The following table shows the aggregate compensation paid by the fund for the period indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act. Because he was not a director as of December 31, 2004, Mr. Canova is not included in the table.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2004

                                                            TOTAL COMPENSATION
                                                            FROM THE AMERICAN
                             TOTAL COMPENSATION             CENTURY FAMILY
NAME OF DIRECTOR             FROM THE FUND(1)               OF FUNDS(2)
--------------------------------------------------------------------------------
Albert Eisenstat             $0                             $87,000
--------------------------------------------------------------------------------
Ronald J. Gilson             $0                             $128,500
--------------------------------------------------------------------------------
John Freidenrich             $0                             $10,540
--------------------------------------------------------------------------------
Kathryn Hall                 $0                             $86,250
--------------------------------------------------------------------------------
Myron S. Scholes             $0                             $84,500
--------------------------------------------------------------------------------
Kenneth E. Scott             $0                             $91,750
--------------------------------------------------------------------------------
John B. Shoven               $0                             $84,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers            $0                             $85,500
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR
     ENDED DECEMBER 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION
     OF THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     EISENSTAT, $87,000; MR. GILSON, $128,500; MS. HALL, $43,125; MR. SCHOLES,
     $84,500; MR. SCOTT, $91,750; AND MR. SHOVEN, $84,750.

(3)  MR. FREIDENRICH WAS PAID AS AN ADVISORY BOARD MEMBER.

The fund has adopted the American Century Mutual Funds Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the fund.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2004.

------
31

OWNERSHIP OF FUND SHARES

The directors owned shares in the fund as of December 31, 2004, as shown in the table below. Because they were not directors as of December 31, 2004, Mr. Canova and Mr. Freidenrich are not included in the table.

                                              NAME OF DIRECTORS
--------------------------------------------------------------------------------
                              WILLIAM M.     ALBERT      RONALD J.     KATHRYN
                              LYONS          EISENSTAT   GILSON        A. HALL
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
  VP Inflation Protection       A              A           A             A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Directors in Family of
Investment Companies           E               E           E             D
--------------------------------------------------------------------------------

                                             NAME OF DIRECTORS
-----------------------------------------------------------------------------
                             MYRON S.    KENNETH     JOHN B.    JEANNE D.
                             SCHOLES     E. SCOTT    SHOVEN     WOHLERS
-----------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
  VP Inflation Protection      A           A           A          A
-----------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Directors in Family of
Investment Companies           E           E           D          E
-----------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The fund, its investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The fund's Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the fund. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments

------
32

   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the fund. To ensure that such a conflict of interest does not affect proxy votes cast for the fund, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the fund.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the fund's shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

------
33

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the fund, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of March 17,
2005 are as follows:

*  American Fidelity Assurance Co.
*  American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Insurance Company of America
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial

------
34

*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  Mutual of America Life Insurance Company
*  National Life Insurance Company
*  Nationwide Financial
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  S&P Financial Communications
*  Scotia McLeod
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

The types, frequency and timing of disclosure to such parties varies. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The

------
35

advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the fund and the fund's advisor must have access to some or all of the fund's portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the fund.
These service providers include the fund's custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the fund and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the fund's
Board of Directors exercises oversight of disclosure of the fund's portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the fund receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the fund from the potential misuse of holdings information by individuals or firms in possession of such information.

------
36

THE FUND'S PRINCIPAL SHAREHOLDERS

As of March 31, 2005, the following companies, beneficial or of record, were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                              PERCENTAGE        PERCENTAGE
                                              OF OUTSTANDING    OF OUTSTANDING
                                              SHARES OWNED      SHARES OWNED
FUND/CLASS     SHAREHOLDER                    OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
VP Inflation
Protection
--------------------------------------------------------------------------------
  Class I
               National Life of Vermont       45%               0%
               Montpelier, Vermont

               Lincoln National Life          54%               0%
               Insurance Company
               Fort Wayne, Indiana
--------------------------------------------------------------------------------
  Class II
               Nationwide Insurance Company   51%               0%
               Columbus, Ohio

               Lincoln National Life          21%               0%
               Insurance Co.
               Fort Wayne, Indiana

               American Enterprise            20%               0%
               Life Insurance Company
               Minneapolis, Minnesota
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THESE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. Although Nationwide Insurance Company is the record owner of more than 25% of the shares of the company (ACVP II), it is not a "control person" of the company because it is not the beneficial owner of such shares.
Pursuant to the requirements of the Investment Company Act of 1940, all votes submitted by Nationwide Insurance Company are required to reflect the voting instructions of the beneficial owners of such shares. Nationwide Insurance
Company is not permitted to exercise its discretion in voting shares it does not beneficially own. The fund is unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century
Variable Portfolios II, Inc. As of March 31, 2005, the officers and directors of the fund as a group own less than 1% of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund that is described below.

ACIM, ACS LLC and ACIS are wholly-owned, directly or indirectly, by ACC. James
E. Stowers Jr., controls ACC by virtue of his ownership of a majority of its voting stock.

------
37

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the prospectus under the heading MANAGEMENT.

For the services provided to the fund, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the
Corporation's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Directors as the Corporation. Together, the Fund Category Assets and the
Other Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR VP INFLATION PROTECTION
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.2800%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2280%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.1980%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.1780%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1650%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1630%
--------------------------------------------------------------------------------
Thereafter                                                              0.1625%
--------------------------------------------------------------------------------

------
38

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
COMPLEX ASSETS                                                          FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                                                      0.3100%
--------------------------------------------------------------------------------
Next $7.5 billion                                                       0.3000%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2985%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2970%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2870%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2800%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2700%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2650%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2600%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2550%
--------------------------------------------------------------------------------
Thereafter                                                              0.2500%
--------------------------------------------------------------------------------

On each calendar day, each class of the fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the fund pays a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the Corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the fund's Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  by the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as its current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and allocates transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

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39

Unified management fees incurred by the fund by class for the fiscal period ended December 31, 2004, are indicated in the following table.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND                                2004                                2003
--------------------------------------------------------------------------------
VP Inflation Protection
  Class I                             $17,842(1)                          N/A
--------------------------------------------------------------------------------
  Class II                            $501,893                            $61,608
--------------------------------------------------------------------------------

(1)  MAY 7, 2004 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2004

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio manager also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)
                                                                                        OTHER ACCOUNTS
                                        REGISTERED INVESTMENT    OTHER POOLED           (E.G., SEPARATE
                                        COMPANIES (E.G.,         INVESTMENT VEHICLES    ACCOUNTS AND
                                        OTHER AMERICAN           (E.G., COMMINGLED      CORPORATE ACCOUNTS,
                                        CENTURY FUNDS AND        TRUSTS AND 529         INCLUDING INCUBATION
                                        AMERICAN CENTURY -       EDUCATION SAVINGS      STRATEGIES AND
                                        SUBADVISED FUNDS)        PLANS)                 CORPORATE MONEY)
------------------------------------------------------------------------------------------------------------
VP INFLATION PROTECTION
------------------------------------------------------------------------------------------------------------
Jeremy Fletcher     Number of Other     7                        0                      0
                    Accounts Managed
                    ----------------------------------------------------------------------------------------
                    Assets in Other     $1,839,676,568.85        N/A                    N/A
                    Accounts Managed
------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American
Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. The portfolio manager makes purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated

------
40

to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

The portfolio manager receives base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, such as the fund, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered;
rather, the performance of the policy portfolio is the key metric. This is the case for VP Inflation Protection.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

------
41

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the  dollar  range of  securities  of the fund beneficially  owned by the fund's portfolio manager as of December 31, 2004, the fund's most recent fiscal year end.  American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy  portfolios  they  oversee.  However,  portfolio  managers are not required to maintain separate  investments in tracking  portfolios,  such as the fund described in this statement of additional  information,  which have similar investment  objectives,  guidelines and restrictions as the corresponding policy portfolio.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
VP Inflation Protection
  Jeremy Fletcher                                        A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; AND G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the fund and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 38.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

------
42

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc.,
("ACIS"), a registered broker-dealer. ACIS is a wholly-owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the fund's shares out of the advisor's unified management fee. For a description of this fee and the terms of its payments, see the above discussion under the caption INVESTMENT
ADVISOR on page 38. ACIS does not earn commissions for distributing the fund's shares.

Certain financial intermediaries unaffiliated with the distributor or the fund may perform various administrative and shareholder services for their clients who are invested in the fund. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the fund and its performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serve as custodian of the fund's assets. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the fund. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the fund, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for the fund,
(2)  assisting and consulting in connection with SEC filings, and
(3)  reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

The fund generally purchases and sells debt securities through principal transactions, meaning the fund normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The fund does not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the calendar years ended December 31, 2004, December 31, 2003 and December 31, 2002, the fund did not pay any brokerage commissions.

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43

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND                  BROKER, DEALER OR PARENT             DECEMBER 31, 2004
--------------------------------------------------------------------------------
VP Inflation          Merrill Lynch & Company, Inc.        $2,983,920
Protection
--------------------------------------------------------------------------------
                      LB-UBS Commercial Mortgage           $984,863
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

VP Inflation Protection Fund is a series of shares issued by the Corporation.
Additional series (funds) and classes may be added without a shareholder vote.
Shares of the fund have equal voting rights. Shares issued are fully paid and nonassessable and name no preemptive conversion or similar rights.

Each fund that is or may be issued by the Corporation votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Corporation's outstanding shares may be able to elect a Board of Directors. The Corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the Corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodians and each series represents a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective fund, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund, shareholders of each class or series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue two classes of shares: Class I and Class II. Not all funds offer all classes.

Both classes are sold exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. Each class has a different arrangement for distribution services. In addition to the management fee, Class II shares are subject to a Master Distribution Plan (the Class II Plan) described below. The
Class II Plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

------
44

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the fund's Class II have approved and entered into the Class II Plan. The Class II Plan is described below.

In adopting the Class II Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the
Investment Company Act], hereafter referred to as the independent directors)
determined that there was a reasonable likelihood that the Class II Plan would benefit the fund and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally;
and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules.
Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Class II Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the
Class II Plan. Continuance of the Class II Plan must be approved by the Board of
Directors (including a majority of the independent directors) annually. The
Class II Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Class II Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Class II Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Class II Plan will be made in accordance with Section 26 of the Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution Plan (Class II Plan)

As described in the prospectus, the fund's Class II shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The fund's distributor enters into contracts with various insurance companies with respect to the sale of the fund's shares and/or the use of the fund's shares in various insurance products.

The insurance companies provide various distribution services pursuant to the
Class II Plan, and Class II pays the distributor a fee of 0.25% annually of the aggregate average daily net asset value of the fund's Class II shares for distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class II Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. During the fiscal year ended December 31, 2004, the aggregate amount of fees paid under the Class II Plan was:

     VP Inflation Protection         $252,793

The distributor then makes these payments to the insurance companies who offer
Class II for past distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class II shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Class II shares pursuant to selling agreements;

------
45

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the fund's Class II shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and service activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the Corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers. Such concessions will not change the price paid by investors for shares of the fund.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

------
46

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Directors. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

Securities held by VP Inflation Protection normally are priced using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, a separate account redeems fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice
Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide your insurance company with an unconditional instruction to redeem early enough that it can provide notice to the fund's transfer agent at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

TAXES

FEDERAL INCOME TAX

The fund is held as an investment through a variable annuity contract. Please consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable annuity contract.

------
47

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and its net asset value.

The fund may utilize the consent dividend provisions of Internal Revenue Code section 565 to make distributions. Provided that all shareholders agree in a consent filed with the return of the fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the fund.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

Certain bonds purchased by the fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2004 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the
financial statements included in the fund's Annual Report for the fiscal year ended December 31, 2004 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the fund invests in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

------
48

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA           This is the highest rating assigned by S&P to a debt
              obligation. It indicates an extremely strong capacity
              to pay interest and repay principal.
--------------------------------------------------------------------------------
AA            Debt rated in this category is considered to have a
              very strong capacity to pay interest and repay principal.
              It differs from the highest-rated obligations only in
              small degree.
--------------------------------------------------------------------------------
A             Debt rated A has a strong capacity to pay interest and
              repay principal, although it is somewhat more susceptible
              to the adverse effects of changes in circumstances and
              economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB           Debt rated in this category is regarded as having an
              adequate capacity to pay interest and repay principal.
              While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances
              are more likely to lead to a weakened capacity to pay
              interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB            Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse
              business, financial, or economic conditions that could
              lead to inadequate capacity to meet timely interest and
              principal payments. The BB rating also is used for debt
              subordinated to senior debt that is assigned an actual or
              implied BBB rating.
--------------------------------------------------------------------------------
B             Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC           Debt rated in this category is currently vulnerable to
              nonpayment and is dependent upon favorable business,
              financial, and economic conditions to meet timely payment
              of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
              CCC rating category is also used for debt subordinated to
              senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC            Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
              subordinated to senior debt that is assigned an actual or
              implied CCC rating.
--------------------------------------------------------------------------------
C             The rating C typically is applied to debt subordinated to
              senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or
              similar action taken, but debt service payments are being
              continued.
--------------------------------------------------------------------------------
D             Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not
              made on the date due even if the applicable grace period
              has not expired, unless S&P believes that such payments
              will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------
49

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                This is the highest rating assigned by Moody's to a
                   debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                 Debt rated in this category is considered to have a very
                   strong capacity to pay interest and repay principal and
                   differs from Aaa issues only in a small degree. Together
                   with Aaa debt, it comprises what are generally known as
                   high-grade bonds.
--------------------------------------------------------------------------------
A                  Debt rated in this category possesses many favorable
                   investment attributes and is to be considered as
                   upper-medium-grade debt. Although capacity to pay
                   interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of
                   changes in circumstances and economic conditions than
                   debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa                Debt rated in this category is considered as medium-grade
                   debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection
                   parameters, adverse economic conditions or changing
                   circumstances are more likely to lead to a weakened
                   capacity to pay interest and repay principal for debt in
                   this category than in higher-rated categories. Debt rated
                   below Baa is regarded as having significant speculative
                   characteristics.
--------------------------------------------------------------------------------
Ba                 Debt rated Ba has less near-term vulnerability to default
                   than other speculative issues. However, it faces major
                   ongoing uncertainties or exposure to adverse business,
                   financial or economic conditions that could lead to
                   inadequate capacity to meet timely interest and principal
                   payments. Often the protection of interest and principal
                   payments may be very moderate.
--------------------------------------------------------------------------------
B                  Debt rated B has a greater vulnerability to default, but
                   currently has the capacity to meet financial commitments.
                   Assurance of interest and principal payments or of
                   maintenance of other terms of the contract over any long
                   period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                Debt rated Caa is of poor standing, has a currently
                   identifiable vulnerability to default, and is dependent
                   upon favorable business, financial and economic
                   conditions to meet timely payment of interest and
                   repayment of principal. In the event of adverse business,
                   financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such
                   issues may be in default or there may be present
                   elements of danger with respect to principal or interest.
                   The Caa rating is also used for debt subordinated to
                   senior debt that is assigned an actual or implied B
                   or B3 rating.
--------------------------------------------------------------------------------
Ca                 Debt rated in this category represent obligations
                   that are speculative in a high degree. Such debt is
                   often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                  This is the lowest rating assigned by Moody's, and
                   debt rated C can be regarded as having extremely
                   poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA              Debt rated in this category has the lowest expectation
                 of credit risk. Capacity for timely payment of financial
                 commitments is exceptionally strong and highly unlikely
                 to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA               Debt rated in this category has a very low expectation of
                 credit risk. Capacity for timely payment of financial
                 commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in
                 circumstances or in economic conditions than debt rated
                 in higher categories.
--------------------------------------------------------------------------------
BBB              Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
                 circumstances and in economic conditions are more
                 likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB               Debt rated in this category has a possibility of
                 developing credit risk, particularly as the result
                 of adverse economic change over time. However,
                 business or financial alternatives may be available
                 to allow financial commitments to be met.
                 Securities rated in this category are not
                 investment grade.
--------------------------------------------------------------------------------

------
50

FITCH, INC.
--------------------------------------------------------------------------------
B                     Debt rated in this category has significant credit
                      risk, but a limited margin of safety remains. Financial
                      commitments currently are being met, but capacity
                      for continued debt service payments is contingent
                      upon a sustained, favorable business and economic
                      environment.
--------------------------------------------------------------------------------
CCC, CC, C            Debt rated in these categories has a real possibility
                      for default. Capacity for meeting financial commitments
                      depends solely upon sustained, favorable business
                      or economic developments. A CC rating indicates
                      that default of some kind appears probable; a
                      C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D            The ratings of obligations in this category are based on
                      their prospects for achieving partial or full recovery
                      in a reorganization or liquidation of the obligor. While
                      expected recovery values are highly speculative and
                      cannot be estimated with any precision,  the following
                      serve as general guidelines. DDD obligations have
                      the highest potential for recovery, around 90%-100%
                      of outstanding amounts and accrued interest. DD
                      indicates potential recoveries in the range of 50%-90%
                      and D the lowest recovery potential, i.e., below 50%.

                      Entities rated in this category have defaulted on some
                      or all of their obligations. Entities rated DDD have the
                      highest prospect for resumption of performance or
                      continued operation with or without a formal
                      reorganization process. Entities rated DD and D are
                      generally undergoing a formal reorganization or
                      liquidation process; those rated DD
                      are likely to satisfy a higher portion of their
                      outstanding obligations, while entities rated
                      D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P            MOODY'S              DESCRIPTION
--------------------------------------------------------------------------------
A-1            Prime-1              This indicates that the degree of safety
               (P-1)                regarding timely payment is strong.
                                    Standard & Poor's rates those issues
                                    determined to possess extremely strong
                                    safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2            Prime-2              Capacity for timely payment on
               (P-2)                commercial paper is satisfactory, but
                                    the relative degree of safety is not as
                                    high as for issues designated A-1.
                                    Earnings trends and coverage ratios,
                                    while sound, will be more subject to
                                    variation. Capitalization degree of
                                    characteristics, while still appropriated,
                                    may be more affected by degree of
                                    external conditions. Ample alternate
                                    degree of liquidity is maintained.
--------------------------------------------------------------------------------
A-3            Prime-3              Satisfactory capacity for timely
               (P-3)                repayment. Issues that carry this rating
                                    are somewhat more vulnerable to the
                                    adverse changes in circumstances
                                    than obligations carrying the higher
                                    designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S               DESCRIPTION
--------------------------------------------------------------------------------
SP-1         MIG-1; VMIG-1         Notes are of the highest quality
                                   enjoying strong protection from
                                   established cash flows of funds for
                                   their servicing or from established
                                   and broad-based access to the
                                   market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2         MIG-2; VMIG-2         Notes are of high quality with
                                   margins of protection ample, although
                                   not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3         MIG-3; VMIG-3         Notes are of favorable quality with
                                   all security elements accounted for,
                                   but lacking the undeniable strength
                                   of the preceding grades. Market access
                                   for refinancing, in particular, is likely to
                                   be less well-established.
--------------------------------------------------------------------------------
SP-4         MIG-4; VMIG-4         Notes are of adequate quality, carrying
                                   specific risk but having protection and
                                   not distinctly or predominantly
                                   speculative.
--------------------------------------------------------------------------------

------
51

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund or your accounts, by contacting the insurance company from which you purchased the fund or American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at www.sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C.
                    20549-0102

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-378-9878 or 816-531-5575

Fax
816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-42215 0505

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

PART C    OTHER INFORMATION

Item 23.   Exhibits

     (a)   (1) Articles of Incorporation of American Century Variable  Portfolios
II, Inc., dated September 15, 2000,  (filed  electronically as Exhibit a1 to the
Initial Registration Statement of the Registrant on September 29, 2000, File No.
333-46922, and incorporated herein by reference).

          (2) Articles Supplementary of American Century Variable Portfolios II,
Inc., dated January 4, 2001 (filed electronically as Exhibit a2 to Pre-Effective
Amendment No. 2 to the  Registration  Statement of the  Registrant on January 9,
2001, File No. 333-46922, and incorporated herein by reference).

          (3) Articles Supplementary of American Century Variable Portfolios II,
Inc.,  dated  December  17,  2002  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 4 to the Registration  Statement of the Registrant
on December 20, 2002, File No. 333-46922, and incorporated herein by reference).

     (b)   Amended  and   Restated   Bylaws,   dated   August  24,  2004  (filed
electronically  as  Exhibit  b  to   Post-Effective   Amendment  No.  8  to  the
Registration  Statement  of the  Registrant  on  February  25,  2005,  File  No.
333-46922, and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh  and Article  Eighth of  Registrant's
Articles of Incorporation,  appearing as Exhibit a1 to the Initial  Registration
Statement of the  Registrant,  and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24,
25, 30, 31, 32,  35,  41,  42, 47, 48, 49, and 51 of  Registrant's  Amended  and
Restated Bylaws, incorporated herein by reference.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated  August 1, 2004 (filed  electronically  as
Exhibit d to Post-Effective Amendment No. 8 to the Registration Statement of the
Registrant on February 25, 2005, File No. 333-46922,  and incorporated herein by reference).

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment  Services,  Inc.,  dated February 24, 2005 (filed  electronically  as
Exhibit e to Post-Effective  Amendment No. 109 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 25, 2005, File No. 2-14213,  and
incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (2) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on
January 9, 2001, File No. 333-46922, and incorporated herein by reference).

          (3) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (4) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Master  Agreement with Commerce Bank,  N.A. dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American  Century  Government  Income Trust, on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h9 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h8 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
the Registrant on December 20, 2002, File No. 333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (11) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (12) Customer  Identification  Program Reliance Agreement dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the Registration Statement of American Century Asset Allocation Portfolios, Inc.
on  September  1,  2004,  File  No.  333-116351,   and  incorporated  herein  by
reference).

     (i)  Opinion   and  Consent  of  Counsel,   dated  April  15,  2004  (filed
electronically  as  Exhibit  i  to   Post-Effective   Amendment  No.  7  to  the
Registration  Statement of the Registrant on April 15, 2004, File No. 333-46922,
and incorporated herein by reference).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated April 11, 2005, is included herein.

          (2) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2004,
File No. 2-82734, and incorporated herein by reference).

          (3) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (4) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (5)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (6) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j6 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

          (7) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j7 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) Amended and Restated Class II Master  Distribution Plan, dated November
17, 2004 (filed electronically as Exhibit m1 to Post-Effective  Amendment No. 41
to the Registration  Statement of American Century Variable Portfolios,  Inc. on
November 29, 2004, File No. 33-14567, and incorporated herein by reference.)

     (n) Multiple Class Plan of American Century  Variable  Portfolios II, Inc.,
dated  December 31, 2002 (filed  electronically  as Exhibit n to  Post-Effective
Amendment No. 4 to the Registration Statement of the Registrant, on December 20,
2002, File No. 333-46922, and incorporated herein by reference).

     (o)  Not applicable.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Pre-Effective  Amendment No. 1 to the Registration  Statement of
American Century Asset Allocation Portfolios,  Inc. on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24.   Persons Controlled by or Under Common Control with Registrant

     (a) The persons who serve as the trustees or  directors  of the  Registrant also serve, in  substantially  identical  capacities,  the following  investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

     (b) The  following  table  identifies  companies  that may be deemed  under common control  because,  according to American  Century's  record,  a person or company owns of record more than 25% of the  outstanding  voting  securities  of each.

                                                          PERCENTAGE OF VOTING
                                                          SECURITIES OWNED BY
CONTROLLING PERSONS            COMPANIES UNDER            CONTROLLING PERSON
(PLACE OF ORGANIZATION)        COMMON CONTROL             (AS OF MARCH 31, 2005)
-----------------------        ---------------            ----------------------

Nationwide (Ohio)          American Century
                             Variable Portfolios, Inc.            38%

                           American Century
                              Variable Portfolios II, Inc.        54%

Item 25.  Indemnification

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article IX of the  Registrant's  Articles of  Incorporation,  requires  the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

None.

Item 27.  Principal Underwriter

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal           Positions and Offices         Positions and Offices
Business Address*             with Underwriter                 with Registrant
----------------------------------------------------------------------------------

James E. Stowers, Jr.        Director                           none

James E. Stowers III         Chairman and Director              none

William M. Lyons             President, Chief Executive         President
                             Officer and Director               and Director

Robert T. Jackson            Executive Vice President,          Executive Vice
                             Chief Financial Officer            President
                             and Chief Accounting Officer

Donna Byers                  Senior Vice President              none

Brian Jeter                  Senior Vice President              none

Mark Killen                  Senior Vice President              none

David Larrabee               Senior Vice President              none

Barry Mayhew                 Senior Vice President              none

David C. Tucker              Senior Vice President              Senior Vice
                             and General Counsel                President
                                                                and General
                                                                Counsel

Clifford Brandt              Chief Compliance Officer           none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American Century  Services,  LLC and American Century
Investment  Management,  Inc.,  all located at 4500 Main  Street,  Kansas  City,
Missouri 64111.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 14th day of
April, 2005.

                           American Century Variable Portfolios II, Inc.
                                          (Registrant)

                           By: /*/ William M. Lyons
                               -------------------------------------------
                               President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                         Date

*William M. Lyons                 President, Director and      April 14, 2005
                                  Principal Executive
-------------------------         Officer
William M. Lyons

*Maryanne Roepke                  Senior Vice President,       April 14, 2005
-------------------------         Treasurer and Chief
Maryanne Roepke                   Accounting Officer

*Antonio Canova                   Director                     April 14, 2005
-------------------------
Antonio Canova

*Albert A. Eisenstat              Director                     April 14, 2005
-------------------------
Albert A. Eisenstat

*John Freidenrich                 Director                     April 14, 2005
-------------------------
John Freidenrich

*Ronald J. Gilson                 Chairman of the Board        April 14, 2005
-------------------------         and Director
Ronald J. Gilson

*Kathryn A. Hall                  Director                     April 14, 2005
-------------------------
Kathryn A. Hall

*Myron S. Scholes                 Director                     April 14, 2005
-------------------------
Myron S. Scholes

*Kenneth E. Scott                 Director                     April 14, 2005
-------------------------
Kenneth E. Scott

*John B. Shoven                   Director                     April 14, 2005
-------------------------
John B. Shoven

*Jeanne D. Wohlers                Director                     April 14, 2005
-------------------------
Jeanne D. Wohlers

*By: /s/ Brian L. Brogan
     -----------------------------------------
     Brian L. Brogan
     Attorney in Fact (pursuant to Powers
     of Attorney dated December 9, 2004
     and March 1, 2005).